UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ----------

                                   FORM N-CSRS

                                    ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


                       THE ADVISORS' INNER CIRCLE FUND II

SMARTGROWTH FUNDS
SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND
SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND

SEMI-ANNUAL REPORT                                                 JULY 31, 2009

                              (SMARTGROWTH(R) LOGO)
                                       MUTUAL FUNDS

                                          INVESTMENT ADVISER:
                                          HENNION & WALSH ASSET MANAGEMENT, INC.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009

                                TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
Schedules of Investments ..................................................    6
Statements of Assets and Liabilities ......................................   14
Statements of Operations ..................................................   15
Statements of Changes in Net Assets .......................................   16
Financial Highlights ......................................................   19
Notes to Financial Statements .............................................   22
Disclosure of Fund Expenses ...............................................   34
Approval of Investment Advisory Agreement .................................   36

The Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-465-5722; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009

SHAREHOLDERS' LETTER

Dear Shareholders:

The SmartGrowth(R) family of mutual funds currently consists of three strategies, whose inception dates are June 1, 2007:

SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE INDEX FUND (LPCAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Conservative Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a low degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE INDEX FUND (LPMAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Moderate Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a moderate degree of volatility.

SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH INDEX FUND (LPGAX)

     The Fund's investment objective is to track the performance of the Lipper(TM) Optimal Growth Index which is a target risk benchmark consisting of a select group of ETFs, rebalanced quarterly, designed to maximize returns given a high degree of volatility.

Each of the three SmartGrowth(R) funds is categorized in the Lipper(TM) Multi-Cap Core Funds classification. Performance comparisons against this Index are as follows:

                                     ONE YEAR PERFORMANCE
FUND/BENCHMARK                      THROUGH JULY 31, 2009
--------------                      ---------------------
LPCAX
Without Load                               -10.57%
With Load                                  -14.80%
LIPPER MULTI-CAP CORE FUNDS INDEX          -19.00%
LPMAX
Without Load                               -12.47%
With Load                                  -16.67%
LIPPER MULTI-CAP CORE FUNDS INDEX          -19.00%
LPGAX
Without Load                               -17.09%
With Load                                  -21.04%
LIPPER MULTI-CAP CORE FUNDS INDEX          -19.00%

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009

The SmartGrowth(R) Mutual Funds achieved this level of performance despite great volatility and uncertainty in the financial markets. To underscore this point, through July 31, 2009, the S&P 500 Index ("S&P 500") lost 19.96% and the Dow Jones Industrial Average ("DJIA") lost 16.62% over the prior twelve month period. However, the second quarter of 2009 may mark the turning point of this particular bear market and the beginning stages of the next bull market. I believe that the bottom in this market downturn, which currently ranks as one of the largest downturns in the history of the stock market, likely occurred in March of 2009 - March 9, 2009 to be exact. To help draw a line in the sand, it should be noted that the "S&P 500" closed at 676.53 on March 9th and the "DJIA" closed that day at 6547.05. However, stock market gains often lead economic gains, often by as much as 6-9 months, and I believe that the economic recovery will likely be a long and drawn-out process. In my opinion, the market has rallied too far, too fast and the potential exists for a pullback in the markets before a solid and sustainable market recovery takes hold later this year. Regardless, the best word to characterize the 2nd quarter of 2009, coming on the heels of a very difficult 1st quarter, would be ENCOURAGING.

In terms of the major equity indices, the S&P 500 gained 15.93% in the 2nd quarter. Similarly, the DJIA gained 11.96% and the technology heavy NASDAQ led all of the major equity indices with an advance of 20.34% in the 2nd quarter. The bulk of the rally in each of these respective indices during the 2nd quarter took place between March 9th and May 8th with directionless trading essentially taking place through the end of the quarter.

In terms of asset classes, outside of high yield bonds and municipal bonds, equities outperformed bonds in the 2nd quarter of 2009 as well as year-to-date in 2009. Despite their inherit credit risk, high yield bonds registered a particularly strong 2nd quarter showing and the flight to quality with respect to rising prices and declining yields in the U.S. Treasury Bond market that we saw late in 2008 and early in 2009 appears to be dissipating as investors are seemingly starting to jump on the equities recovery bandwagon.

In terms of sub-asset classes, Small-Cap beat out its Mid-Cap and Large-Cap counterparts in the 2nd quarter of 2009. During the 2nd quarter, with the exception of Large-Cap, Value outperformed Growth, although for the year, Growth is still ahead of Value. These are both positive indicators pointing towards a market recovery, as smaller capitalized companies generally tend to outperform larger capitalized companies during recovery periods, as do growth-oriented companies when compared against value-oriented companies.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009

As we look to the different geographies of the world, there is clearly one frontrunner: International - Emerging Market Equities. Emerging Markets, notably the BRIC countries, which include Brazil, Russia, India and China, have significantly outperformed International - Developed Markets and U.S. Equities thus far in 2009. To help better illustrate this out performance, consider that the MSCI Emerging Market Index (in U.S. Dollar Terms) gained 33.57% in the 2nd quarter of 2009. I believe that this is largely attributable to my belief that Emerging Markets remain essentially unscathed from the sub-prime mortgage debacle and associated global credit crisis that consumed the developed world along with the fact that Emerging Markets experienced such significant declines in 2008, and are trading at very attractive technical and fundamental levels now.

Finally, in terms of sectors, financials and information technology ("IT") led the way in the 2nd quarter of 2009 while IT appears to be one of the clear leaders thus far in 2009.

The ETF marketplace followed suit with the general markets during the 2nd quarter of 2009 with Natural Resources (i.e. Commodities) and Emerging Market ETF products leading the way and government bond oriented products lagging. On the positive side, in terms of Commodities, Market Vectors Coal ETF (TICKER:
KOL) and Market Vectors Steel ETF (TICKER: SLX) were the two of the leaders for all ETFs in the quarter registering returns of 68.0% and 52.9% respectively. In terms of Emerging Markets, two products focused on the India markets; iPath MSCI India Index ETN (TICKER: INP) and Wisdom Tree India Earnings (TICKER: EPI). Focused on the Turkish market; iShares MSCII Turkey Investable Market Index ((TICKER: TUR), were all top performers for the quarter returning 62.3%, 58.3% and 53.9% respectively.

On the negative side, Intermediate-Long Term U.S. Treasury Bond oriented ETFs suffered some of the most significant losses during the 2nd quarter of 2009, likely due to the reversal of the flight to quality trade that seemingly took place during the quarter, with iShares Barclays 20+ Year Treasury Bond (TICKER:
TLT) and iShares Barclays 7-10 Year Treasury (TICKER: IEF) experiencing returns of -10.5% and -6.1% respectively. The worst performing ETF of the quarter focused on Health, Biotechnology to be specific, as the Biotech HOLDRs (TICKER:
BBH) lost a staggering 46.9% between March and June of 2009.

The SmartGrowth(R) Mutual Funds registered their first quarter of underperformance since their inception during the 2nd quarter of 2009. The Funds maintained a defensive posture in the 2nd quarter which held the Funds back from

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009

participating in the significant upswings in the Equities market that occurred early in the quarter. Allocations to inverse ETFs (i.e. those ETFs that benefit from a decline in the underlying index) such as Short S&P 500 ProShares (TICKER:
SH), UltraShort Consumer Services ProShares (TICKER: SCC) and Ultrashort MSCI EAFE ProShares (TICKER: EFU) served as detriments to Fund performance during the second quarter.

Contributors to SmartGrowth(R) Mutual Fund performance during the 2nd quarter included two technology oriented ETFs; Semiconductor HOLDRs (TICKER: SMH) and Internet HOLDRs (TICKER: HHH), and a preferred stock oriented ETF called iShares S&P U.S. Preferred Stock Index ETF (TICKER: PFF).

Leading into the 3rd Quarter of 2009, following an encouraging 2nd quarter that saw the equity markets mount a serious attempt at the initial stages of a market comeback, the SmartGrowth(R) Mutual Funds have maintained a cautiously optimistic stance by utilizing certain short, and leveraged short, ETFs to allow the portfolios to withstand the pullback that many market professionals are forecasting, while looking for growth opportunities overseas - primarily in certain emerging market equities.

Overall, the SmartGrowth(R) Mutual Funds have long allocations that range between 75%-77% and short allocation that range between 23%-25%.

     1. In terms of equities allocations, the Growth, Moderate and Conservative funds have allocations to equities of approximately 72%, 57% and 55% respectively.

               - The majority of the long equity allocations are international - notably emerging markets - equity ETFs that focus on countries such as Israel, Thailand and Turkey

               -    The majority of the short equity allocations are U.S. based
                    - primarily being associated with U.S. Large Cap as well as a net short position to U.S. Small Cap

     2. In terms of fixed income allocations, the Growth, Moderate and Conservative Funds have approximately 25% - 26% allocated to bond-oriented ETF strategies. The majority of the bond-oriented strategies are associated with short-term corporate and government bond portfolios while there are also slight allocations to municipal bond oriented ETF strategies.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009

     3. In terms of alternative asset allocations, the Moderate and Conservative Funds have approximately 16% and 20% respectively, allocated to foreign currency ETFs that benefit from the depreciation of the USD against certain currencies - namely the Chinese Yuan, the Swiss Franc and the Mexican Peso. The Growth Fund has roughly a 3% allocation to the Mexican Peso oriented ETF and no allocation to the other mentioned ETFs.

Following the themes underlying the SmartGrowth(R) fund allocations for the 3rd quarter, it would seem that if emerging markets rally and U.S. markets, primarily Large Cap or "Blue Chips", fall back (re-fueling somewhat of a flight to quality to short-term bonds), the Funds should do well this quarter. On the other hand, if the U.S. equity markets continue to build significantly upon their recent recovery efforts, the Funds could lag for the next three month period.

Despite the challenging market environment that is likely to persist throughout 2009, I am confident that the SmartGrowth(R) Mutual Funds will continue to strive to provide attractive risk-adjusted returns for the next twelve month period and beyond.

Sincerely,


/s/ Kevin D. Mahn
Kevin D. Mahn
Chief Investment Officer
& Portfolio Manager

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                         DEFINITION OF COMPARATIVE INDEX

The LIPPER MULTI CAP CORE INDEX tracks funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

S&P 500 INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                   (BAR CHART)

Small Blend                    17.8%
Currency                       16.3%
Bear Market                    11.5%
Diversified Emerging Markets   11.4%
Short-Term Bond                11.0%
Utilities                       7.9%
Municipal National Long         5.7%
Ultrashort Bond                 5.3%
Specialty Utilities             4.7%
Technology                      2.6%
Municipal National Short        1.9%
Municipal California Long       1.7%
Specialty Communications        1.5%
Large Blend                     0.7%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.9%

                                                    SHARES            VALUE
                                               ---------------   ---------------
BEAR MARKET -- 11.5%
   ProShares Short Midcap 400 ..............               564   $        29,779
   ProShares UltraShort Euro ...............             2,177            41,603
   Rydex Inverse 2X S&P 500 ................             1,033            78,384
                                                                 ---------------
                                                                         149,766
                                                                 ---------------
CURRENCY -- 16.3%
   CurrencyShares Mexican Peso .............               595            45,101
   CurrencyShares Swiss Franc ..............               869            81,078
   WisdomTree Dreyfus China Yuan Fund ......             3,381            85,945
                                                                 ---------------
                                                                         212,124
                                                                 ---------------
DIVERSIFIED EMERGING MARKETS -- 11.4%
   iShares MSCI Israel Capped Index Fund ...             1,618            76,532
   iShares MSCI Thailand Index Fund ........             1,159            40,808
   iShares MSCI Turkey Index Fund ..........               688            30,967
                                                                 ---------------
                                                                         148,307
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                    SHARES            VALUE
                                               ---------------   ---------------
LARGE BLEND -- 0.7%
   iShares Morningstar Large Core Index
      Fund .................................               147   $         8,477
                                                                 ---------------
MUNICIPAL CALIFORNIA LONG -- 1.7%
   SPDR Barclays Capital California
      Municipal Bond Fund ..................             1,031            22,393
                                                                 ---------------
MUNICIPAL NATIONAL LONG -- 5.6%
   iShares S&P National Municipal ..........               726            73,435
                                                                 ---------------
MUNICIPAL NATIONAL SHORT -- 1.9%
   iShares S&P Short-Term National Municipal
      Bond Fund ............................               227            24,221
                                                                 ---------------
SHORT-TERM BOND -- 11.0%
   iShares Barclays 1-3 Year Credit Bond
      Fund .................................             1,366           142,433
                                                                 ---------------
SMALL BLEND -- 17.8%
   iShares Russell Microcap Index Fund .....             1,041            37,507
   ProShares UltraShort SmallCap 600 .......             1,843            66,330
   Rydex 2X Russell 2000 ...................             1,002            27,104
   Vanguard Small-Cap ......................             1,993            99,889
                                                                 ---------------
                                                                         230,830
                                                                 ---------------
SPECIALTY COMMUNICATIONS -- 1.5%
   iShares Dow Jones US Telecommunications
      Sector Index Fund ....................             1,107            19,937
                                                                 ---------------
SPECIALTY UTILITIES -- 4.7%
   ProShares UltraShort Utilities ..........             2,084            60,853
                                                                 ---------------
TECHNOLOGY -- 2.6%
   B2B Internet HOLDRs Trust ...............            36,400            12,496
   ProShares Ultra Semiconductors ..........               817            21,528
                                                                 ---------------
                                                                          34,024
                                                                 ---------------
ULTRASHORT BOND -- 5.3%
   WisdomTree US Short Term Government
      Income Fund ..........................             2,759            68,892
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       CONSERVATIVE
                                                       INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                    SHARES            VALUE
                                               ---------------   ---------------
UTILITIES -- 7.9%
   Vanguard Utilities ......................             1,696   $       103,286
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $1,293,305) ....................                           1,298,978
                                                                 ---------------
   TOTAL INVESTMENTS -- 99.9%
      (Cost $1,293,305) ....................                     $     1,298,978
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $1,300,376.

HOLDR HOLDING COMPANY DEPOSITORY RECEIPTS

MSCI  MORGAN STANLEY CAPITAL INTERNATIONAL

SPDR  STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+:

                                  (BAR CHART)

Diversified Emerging Markets   18.5%
Small Blend                    16.0%
Currency                       14.0%
Short-Term Bond                13.4%
Bear Market                    10.7%
Municipal National Long         6.1%
Utilities                       5.2%
Specialty Utilities             4.2%
Technology                      3.8%
Municipal California Long       2.8%
Ultrashort Bond                 2.0%
Municipal National Short        1.9%
Specialty Communications        1.4%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 99.3%

                                                   SHARES            VALUE
                                               ---------------   ---------------
BEAR MARKET -- 10.6%
   ProShares UltraShort Euro ...............            14,362   $       274,458
   Rydex Inverse 2X S&P 500 ................            13,828         1,049,268
                                                                 ---------------
                                                                       1,323,726
                                                                 ---------------
CURRENCY -- 13.9%
   CurrencyShares Mexican Peso .............             5,858           444,036
   CurrencyShares Swiss Franc ..............             5,986           558,494
   WisdomTree Dreyfus China Yuan Fund ......            28,746           730,723
                                                                 ---------------
                                                                       1,733,253
                                                                 ---------------
DIVERSIFIED EMERGING MARKETS -- 18.3%
   iShares MSCI Israel Capped Index Fund ...            25,099         1,187,183
   iShares MSCI Thailand Index Fund ........            18,150           639,061
   iShares MSCI Turkey Index Fund ..........            10,176           458,022
                                                                 ---------------
                                                                       2,284,266
                                                                 ---------------
MUNICIPAL CALIFORNIA LONG -- 2.8%
   SPDR Barclays Capital California
      Municipal Bond Fund ..................            16,023           348,020
                                                                 ---------------
MUNICIPAL NATIONAL LONG -- 6.1%
   iShares S&P National Municipal ..........             7,524           761,053
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                   SHARES             VALUE
                                               ---------------   ---------------
MUNICIPAL NATIONAL SHORT -- 1.9%
   iShares S&P Short-Term National Municipal
      Bond Fund ............................             2,231   $       238,048
                                                                 ---------------
SHORT-TERM BOND -- 13.3%
   iShares Barclays 1-3 Year Credit
      Bond Fund ............................            15,846         1,652,262
                                                                 ---------------
SMALL BLEND -- 15.9%
   iShares Russell Microcap Index Fund .....             9,505           342,465
   ProShares UltraShort SmallCap 600 .......            16,752           602,904
   Vanguard Small-Cap ......................            20,655         1,035,229
                                                                 ---------------
                                                                       1,980,598
                                                                 ---------------
SPECIALTY COMMUNICATIONS -- 1.4%
   iShares Dow Jones US Telecommunications
      Sector Index Fund ....................             9,559           172,158
                                                                 ---------------
SPECIALTY UTILITIES -- 4.1%
   ProShares UltraShort Utilities ..........            17,638           515,030
                                                                 ---------------
TECHNOLOGY -- 3.8%
   B2B Internet HOLDRs Trust ...............           142,492            48,917
   First Trust Dow Jones Internet
      Index Fund ...........................             7,739           158,108
   ProShares Ultra Semiconductors ..........             9,885           260,470
                                                                 ---------------
                                                                         467,495
                                                                 ---------------
ULTRASHORT BOND -- 2.0%
   WisdomTree US Short Term Government
      Income Fund ..........................             9,926           247,852
                                                                 ---------------
UTILITIES -- 5.2%
   Vanguard Utilities ......................            10,547           642,312
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost 12,250,734) ....................                          12,366,073
                                                                 ---------------
SHORT-TERM INVESTMENT -- 0.9%
   Fidelity Money Management Fund,
      Institutional Class, 0.550% (A)
      (Cost 116,540) .......................           116,540           116,540
                                                                 ---------------
   TOTAL INVESTMENTS - 100.2%
      (Cost 12,367,274) ....................                     $    12,482,613
                                                                 ===============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       MODERATE INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

PERCENTAGES ARE BASED ON NET ASSETS OF 12,452,148.

(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

HOLDR HOLDING COMPANY DEPOSITORY RECEIPTS

MSCI  MORGAN STANLEY CAPITAL INTERNATIONAL

SPDR  STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       GROWTH INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+:

Diversified Emerging Markets   39.8%
Short-Term Bond                15.8%
Bear Market                    14.8%
Technology                      7.4%
Small Blend                     6.2%
Municipal California Long       5.1%
Specialty Utilities             3.9%
Municipal National Long         3.1%
Currency                        2.6%
Municipal National Short        1.1%
Short-Term Investment           0.2%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS

SCHEDULE OF INVESTMENTS
EXCHANGE TRADED FUNDS -- 100.0%

                                                    SHARES            VALUE
                                               ---------------   ---------------
BEAR MARKET -- 14.8%
   Rydex Inverse 2X S&P 500 ................            29,710   $     2,254,395
                                                                 ---------------
CURRENCY -- 2.6%
   CurrencyShares Mexican Peso .............             5,273           399,693
                                                                 ---------------
DIVERSIFIED EMERGING MARKETS -- 39.9%
   iShares MSCI Israel Capped Index Fund ...            69,122         3,269,470
   iShares MSCI Thailand Index Fund ........            45,314         1,595,506
   iShares MSCI Turkey Index Fund ..........            26,685         1,201,092
                                                                 ---------------
                                                                       6,066,068
                                                                 ---------------
MUNICIPAL CALIFORNIA LONG -- 5.1%
   SPDR Barclays Capital California
      Municipal Bond Fund ..................            35,901           779,770
                                                                 ---------------
MUNICIPAL NATIONAL LONG -- 3.1%
   iShares S&P National Municipal ..........             4,658           471,157
                                                                 ---------------
MUNICIPAL NATIONAL SHORT -- 1.1%
   iShares S&P Short-Term National Municipal
      Bond Fund ............................             1,545           164,851
                                                                 ---------------
SHORT-TERM BOND -- 15.9%
   iShares Barclays 1-3 Year Credit Bond
      Fund .................................            23,175         2,416,457
                                                                 ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                     SMARTGROWTH(R)
                                                       LIPPER(TM) OPTIMAL
                                                       GROWTH INDEX FUND
                                                       JULY 31, 2009 (UNAUDITED)

EXCHANGE TRADED FUNDS -- (CONTINUED)

                                                    SHARES            VALUE
                                               ---------------   ---------------
SMALL BLEND -- 6.2%
   ProShares UltraShort SmallCap 600 .......            12,012   $       432,312
   Vanguard Small-Cap ......................            10,214           511,926
                                                                 ---------------
                                                                         944,238
                                                                 ---------------
SPECIALTY UTILITIES -- 3.9%
   ProShares UltraShort Utilities ..........            20,648           602,922
                                                                 ---------------
TECHNOLOGY -- 7.4%
   B2B Internet HOLDRs Trust ...............           150,408            51,635
   First Trust Dow Jones Internet Index
      Fund .................................            22,051           450,502
   ProShares Ultra Semiconductors ..........            23,481           618,724
                                                                 ---------------
                                                                       1,120,861
                                                                 ---------------
   TOTAL EXCHANGE TRADED FUNDS
      (Cost $14,911,234) ...................                          15,220,412
                                                                 ---------------
SHORT-TERM INVESTMENT -- 0.2%
   Fidelity Money Management Fund,
      Institutional Class, 0.550% (A)
      (Cost $23,882) .......................            23,882            23,882
                                                                 ---------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $14,935,116) ...................                     $    15,244,294
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $15,214,931.

(A)   THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2009.

HOLDR HOLDING COMPANY DEPOSITORY RECEIPTS

MSCI  MORGAN STANLEY CAPITAL INTERNATIONAL

SPDR  STANDARD & POOR'S DEPOSITORY RECEIPTS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS
                                                            JULY 31, 2009
                                                            (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                       SMARTGROWTH(R)   SMARTGROWTH(R)   SMARTGROWTH(R)
                                                         LIPPER(TM)       LIPPER(TM)       LIPPER(TM)
                                                           OPTIMAL          OPTIMAL          OPTIMAL
                                                        CONSERVATIVE       MODERATE          GROWTH
                                                         INDEX FUND       INDEX FUND       INDEX FUND
                                                       --------------   --------------   --------------
ASSETS
   Investments at Value (Cost $1,293,305,
      $12,367,274, and $14,935,116, respectively) ..     $1,298,978       $12,482,613      $15,244,294
   Receivable for Investment Securities Sold .......         30,094             8,146           78,320
   Prepaid Expenses ................................          8,648             9,754           10,512
   Receivable from Investment Adviser ..............          5,363             8,256           11,002
   Dividends Receivable ............................             14                65               83
   Receivable for Capital Shares Sold ..............             --            73,839               --
                                                         ----------       -----------      -----------
      Total Assets .................................      1,343,097        12,582,673       15,344,211
                                                         ----------       -----------      -----------
LIABILITIES
   Payable to Custodian ............................         23,345                --               --
   Payable due to Administrator ....................          1,022             9,822           12,088
   Payable due to Distributor ......................            258             2,434            2,955
   Payable due to Trustees .........................            210             1,885            2,257
   Chief Compliance Officer Fees Payable ...........            201             1,940            3,048
   Payable for Investment Securities Purchased .....             --            61,031           27,770
   Payable for Capital Shares Redeemed .............             --            34,072           53,293
   Other Accrued Expenses ..........................         17,685            19,341           27,869
                                                         ----------       -----------      -----------
      Total Liabilities ............................         42,721           130,525          129,280
                                                         ----------       -----------      -----------
   NET ASSETS ......................................     $1,300,376       $12,452,148      $15,214,931
                                                         ==========       ===========      ===========
NET ASSETS CONSIST OF:
   Paid-in Capital .................................     $1,431,175       $13,778,992      $20,692,976
   Undistributed Net Investment Income .............         45,820           679,311          953,716
   Accumulated Net Realized Loss on Investments ....       (182,292)       (2,121,494)      (6,740,939)
   Net Unrealized Appreciation on Investments ......          5,673           115,339          309,178
                                                         ----------       -----------      -----------
   Net Assets ......................................     $1,300,376       $12,452,148      $15,214,931
                                                         ==========       ===========      ===========
CLASS A SHARES:
   Outstanding Shares of Beneficial Interest
      (unlimited authorization -- no par value) ....        160,349         1,549,283        2,148,312
                                                         ==========       ===========      ===========
   Net Asset Value and Redemption
      Price Per Share ..............................     $     8.11       $      8.04      $      7.08
                                                         ==========       ===========      ===========
   Maximum Offering Price per Share
      (net asset value / 95.25%) ...................     $     8.51       $      8.44      $      7.43
                                                         ==========       ===========      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                      SMARTGROWTH(R) FUNDS
                                                        FOR THE SIX MONTHS ENDED
                                                        JULY 31, 2009
                                                        (UNAUDITED)

STATEMENTS OF OPERATIONS

                                              SMARTGROWTH(R)   SMARTGROWTH(R)   SMARTGROWTH(R)
                                                LIPPER(TM)       LIPPER(TM)       LIPPER(TM)
                                                  OPTIMAL          OPTIMAL          OPTIMAL
                                               CONSERVATIVE       MODERATE          GROWTH
                                                INDEX FUND       INDEX FUND       INDEX FUND
                                              --------------   --------------   --------------
INVESTMENT INCOME:
Dividends from Investment Company Shares ..      $ 45,203       $   705,058      $   816,139
Dividend income ...........................           110             1,006              785
                                                 --------       -----------      -----------
TOTAL INVESTMENT INCOME: ..................        45,313           706,064          816,924
                                                 --------       -----------      -----------
EXPENSES:
Administration Fees .......................         4,957            48,969           79,964
Investment Advisory Fees ..................         2,325            22,861           36,395
Distribution Fees .........................         1,162            11,430           18,197
Trustees' Fees ............................           381             3,456            6,296
Chief Compliance Officer Fees .............           271             2,450            4,359
Transfer Agent Fees .......................        14,284            21,089           31,192
Audit Fees ................................         9,188             9,337            9,498
Registration Fees .........................         6,728             7,605            8,688
Custodian Fees ............................         1,464             3,534            2,590
Legal Fees ................................           790             7,594           13,962
Printing Fees .............................           651             5,729           10,409
Other Expenses ............................           501             2,581            4,555
                                                 --------       -----------      -----------
TOTAL EXPENSES ............................        42,702           146,635          226,105
Less:
Waiver of Investment Advisory Fees ........        (2,325)          (22,861)         (36,395)
Reimbursement by Investment Advisor .......       (33,403)          (55,190)         (80,524)
                                                 --------       -----------      -----------
NET EXPENSES ..............................         6,974            68,584          109,186
                                                 --------       -----------      -----------
NET INVESTMENT INCOME .....................        38,339           637,480          707,738
                                                 --------       -----------      -----------
NET REALIZED LOSS ON INVESTMENTS ..........       (74,655)       (1,121,680)      (1,764,486)
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS ..........        26,000           467,582        1,442,358
                                                 --------       -----------      -----------
NET REALIZED AND UNREALIZED LOSS
   ON INVESTMENTS .........................       (48,655)         (654,098)        (322,128)
                                                 --------       -----------      -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ........................      $(10,316)      $   (16,618)     $   385,610
                                                 ========       ===========      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                        ENDED          YEAR
                                                       JULY 31,       ENDED
                                                         2009      JANUARY 31,
                                                     (UNAUDITED)       2009
                                                     -----------   -----------
OPERATIONS:
   Net Investment Income .........................   $   38,339     $   4,748
   Net Realized Loss on Investments ..............      (74,655)      (51,828)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............       26,000       (26,120)
                                                     ----------     ---------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................      (10,316)      (73,200)
                                                     ----------     ---------
DIVIDENDS AND DISTRIBUTIONS*:
   Dividends from Net Investment Income ..........           --        (5,883)
   Distributions from Net Realized Gains .........           --       (54,280)
                                                     ----------     ---------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..........           --       (60,163)
                                                     ----------     ---------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................      852,031       947,468
   Reinvestment of Distributions .................           --        53,440
   Redeemed ......................................     (124,843)     (673,262)
                                                     ----------     ---------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..      727,188       327,646
                                                     ----------     ---------
      TOTAL INCREASE IN NET ASSETS ...............      716,872       194,283
                                                     ----------     ---------
NET ASSETS:
   Beginning of Period ...........................      583,504       389,221
                                                     ----------     ---------
   End of Period .................................   $1,300,376     $ 583,504
                                                     ==========     =========
   Undistributed Net Investment Income ...........   $   45,820     $   7,481
                                                     ==========     =========
SHARE TRANSACTIONS:
   Issued ........................................      104,487        93,442
   Reinvestment of Distributions .................           --         6,180
   Redeemed ......................................      (15,341)      (66,010)
                                                     ----------     ---------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .......................       89,146        33,612
                                                     ==========     =========

* CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED          YEAR
                                                       JULY 31,        ENDED
                                                         2009       JANUARY 31,
                                                      (UNAUDITED)       2009
                                                     ------------   -----------
OPERATIONS:
   Net Investment Income .........................   $   637,480    $   24,658
   Net Realized Loss on Investments ..............    (1,121,680)     (445,410)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............       467,582      (403,418)
                                                     -----------    ----------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS ............................       (16,618)     (824,170)
                                                     -----------    ----------
DIVIDENDS AND DISTRIBUTIONS*:
   Dividends from Net Investment Income ..........            --       (35,033)
   Distributions from Net Realized Gains .........            --      (576,907)
                                                     -----------    ----------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..........            --      (611,940)
                                                     -----------    ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................     8,114,910     5,252,583
   Reinvestment of Distributions .................            --       584,541
   Redemption Fees ...............................           101           500
   Redeemed ......................................    (1,930,516)     (750,041)
                                                     -----------    ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..     6,184,495     5,087,583
                                                     -----------    ----------
      TOTAL INCREASE IN NET ASSETS ...............     6,167,877     3,651,473
                                                     -----------    ----------
NET ASSETS:
   Beginning of Period ...........................     6,284,271     2,632,798
                                                     -----------    ----------
   End of Period .................................   $12,452,148    $6,284,271
                                                     ===========    ==========
   Undistributed Net Investment Income ...........   $   679,311    $   41,831
                                                     ===========    ==========
SHARE TRANSACTIONS:
   Issued ........................................     1,011,851       535,077
   Reinvestment of Distributions .................            --        67,668
   Redeemed ......................................      (240,609)      (77,055)
                                                     -----------    ----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .......................       771,242       525,690
                                                     ===========    ==========

 * CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                      SIX MONTHS
                                                         ENDED          YEAR
                                                       JULY 31,         ENDED
                                                         2009        JANUARY 31,
                                                      (UNAUDITED)       2009
                                                     ------------   ------------
OPERATIONS:
   Net Investment Income .........................   $   707,738    $    28,358
   Net Realized Loss on Investments ..............    (1,764,486)    (2,940,331)
   Net Increase from Payment by Affiliate* .......            --          6,415
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ..............     1,442,358     (1,248,747)
                                                     -----------    -----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ............................       385,610     (4,154,305)
                                                     -----------    -----------
DIVIDENDS AND DISTRIBUTIONS**:
   Dividends from Net Investment Income ..........            --        (39,336)
   Distributions from Net Realized Gains .........            --     (1,880,955)
                                                     -----------    -----------
   Total Dividends and Distributions .............            --     (1,920,291)
                                                     -----------    -----------
CAPITAL SHARE TRANSACTIONS:
   Issued ........................................     3,234,836     12,460,006
   Reinvestment of Distributions .................            --      1,799,160
   Redemption Fees ...............................            --            729
   Redeemed ......................................    (1,069,849)    (2,412,748)
                                                     -----------    -----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ..     2,164,987     11,847,147
                                                     -----------    -----------
   TOTAL INCREASE IN NET ASSETS ..................     2,550,597      5,772,551
                                                     -----------    -----------
NET ASSETS:
   Beginning of Period ...........................    12,664,334      6,891,783
                                                     -----------    -----------
   End of Period .................................   $15,214,931    $12,664,334
                                                     ===========    ===========
   Undistributed Net Investment Income ...........   $   953,716    $   245,978
                                                     ===========    ===========
SHARE TRANSACTIONS:
   Issued ........................................       469,703      1,228,876
   Reinvestment of Distributions .................            --        234,015
   Redeemed ......................................      (153,787)      (262,049)
                                                     -----------    -----------
NET INCREASE IN SHARES OUTSTANDING
   FROM SHARE TRANSACTIONS .......................       315,916      1,200,842
                                                     ===========    ===========

*    SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.

** CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              CONSERVATIVE
                                                              INDEX FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                            CLASS A SHARES
                                               ---------------------------------------
                                                SIX MONTHS
                                                   ENDED         YEAR         PERIOD
                                                 JULY 31,       ENDED         ENDED
                                                   2009      JANUARY 31,   JANUARY 31,
                                               (UNAUDITED)       2009        2008(1)
                                               -----------   -----------   -----------
Net Asset Value,
   Beginning of Period .....................    $ 8.19        $ 10.35       $10.00
                                                ------        -------       ------
Income from Operations:
Net Investment Income (2) ..................      0.33           0.09         0.07
Net Realized and Unrealized Gain (Loss)
   on Investments ..........................     (0.41)         (1.31)        0.35
                                                ------        -------       ------
Total from Operations ......................     (0.08)         (1.22)        0.42
                                                ------        -------       ------
Dividends and Distributions(3):
   Net Investment Income ...................        --          (0.09)       (0.06)
   Net Realized Gains ......................        --          (0.85)       (0.01)
                                                ------        -------       ------
Total Dividends and Distributions ..........        --          (0.94)       (0.07)
                                                ------        -------       ------
Net Asset Value, End of Period .............    $ 8.11        $  8.19       $10.35
                                                ======        =======       ======
TOTAL RETURN+ ..............................     (0.98)%       (12.22)%       4.20%
                                                ======        =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......    $1,300        $   584       $  389
Ratio of Expenses to Average Net Assets ....      1.50%*         1.50%        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..      9.18%*        16.87%       52.47%*
Ratio of Net Investment Income
   to Average Net Assets ...................      8.25%*         0.88%        1.10%*
Portfolio Turnover Rate ....................       175%**         411%         260%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUND TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              MODERATE INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           CLASS A SHARES
                                               --------------------------------------
                                                SIX MONTHS
                                                  ENDED          YEAR        PERIOD
                                                 JULY 31,       ENDED         ENDED
                                                   2009      JANUARY 31,   JANUARY 31,
                                               (UNAUDITED)       2009        2008(1)
                                               -----------   -----------   ----------
Net Asset Value,
   Beginning of Period .....................    $  8.08       $ 10.43       $10.00
                                                -------       -------       ------
Income from Operations:
   Net Investment Income (2) ...............       0.55          0.06         0.04
   Net Realized and Unrealized Gain (Loss)
      on Investments .......................      (0.59)        (1.53)        0.48
                                                -------       -------       ------
Total from Operations ......................      (0.04)        (1.47)        0.52
                                                -------       -------       ------
Redemption Fees ............................         --++          --++         --
                                                -------       -------       ------
Dividends and Distributions (3):
   Net Investment Income ...................         --         (0.06)       (0.04)
   Net Realized Gains ......................         --         (0.82)       (0.05)
                                                -------       -------       ------
Total Dividends and Distributions ..........         --         (0.88)       (0.09)
                                                -------       -------       ------
Net Asset Value, End of Period .............    $  8.04       $  8.08       $10.43
                                                =======       =======       ======
TOTAL RETURN+ ..............................      (0.50)%      (14.56)%       5.22%
                                                =======       =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ......    $12,452       $ 6,284       $2,633
Ratio of Expenses to Average Net Assets ....       1.50%*        1.50%        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..       3.21%*        5.59%       16.52%*
Ratio of Net Investment Income
   to Average Net Assets ...................      13.94%*        0.60%        0.57%*
Portfolio Turnover Rate ....................        194%**        396%         256%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            SMARTGROWTH(R)
                                                              LIPPER(TM) OPTIMAL
                                                              GROWTH INDEX
                                                              FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                           CLASS A SHARES
                                               ---------------------------------------
                                               SIX MONTHS
                                                  ENDED          YEAR        PERIOD
                                                 JULY 31,       ENDED         ENDED
                                                   2009      JANUARY 31,   JANUARY 31,
                                               (UNAUDITED)       2009        2008(1)
                                               -----------   -----------   -----------
Net Asset Value,
   Beginning of Period .....................    $  6.91       $ 10.91       $10.00
                                                -------       -------       ------
Income from Operations:
   Net Investment Income (Loss)(2) .........       0.34          0.02        (0.03)
   Net Realized and Unrealized Gain (Loss)
      on Investments .......................      (0.17)        (2.71)        1.06
                                                -------       -------       ------
Total from Operations ......................       0.17         (2.69)        1.03
                                                -------       -------       ------
Redemption Fees ............................         --            --++         --
                                                -------       -------       ------
Dividends and Distributions(3):
   Net Investment Income ...................         --         (0.03)          --
   Net Realized Gains ......................         --         (1.28)       (0.12)
                                                -------       -------       ------
Total Dividends and Distributions ..........         --         (1.31)       (0.12)
                                                -------       -------       ------
Net Asset Value, End of Period .............    $  7.08       $  6.91       $10.91
                                                =======       =======       ======
Total Return+ ..............................       2.46%       (25.83)%      10.33%
                                                =======       =======       ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands) ......    $15,215       $12,664       $6,892
Ratio of Expenses to Average Net Assets ....       1.50%*        1.50%        1.50%*
Ratio of Expenses to Average Net Assets
   (excluding waivers and reimbursements) ..       3.11%*        4.17%       14.23%*
Ratio of Net Investment Income (Loss)
   to Average Net Assets ...................       9.72%*        0.21%       (0.36)%*
Portfolio Turnover Rate ....................        208%**        433%         225%**

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN FEES NOT BEEN WAIVED AND EXPENSES ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN EXCLUDES APPLICABLE SALES CHARGES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    ANNUALIZED

**   NOT ANNUALIZED

(1)  COMMENCED OPERATIONS ON JUNE 1, 2007.

(2)  PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD.

(3) CERTAIN DISTRIBUTIONS FROM NET INVESTMENT INCOME FOR FEDERAL INCOME TAX PURPOSES HAVE BEEN RECLASSIFIED TO DISTRIBUTIONS FROM REALIZED GAINS FOR FINANCIAL REPORTING PURPOSES.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Conservative Index Fund), the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Moderate Index Fund) and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund (formerly SmartGrowth(R) ETF Lipper(TM) Optimal Growth Index Fund) (each, a "Fund," and collectively, the "Funds"). The financial statements of the remaining funds are presented separately. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund is to track the performance of the Lipper(TM) Optimal Conservative Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund is to track the performance of the Lipper(TM) Optimal Moderate Index. The investment objective of the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund is to track the performance of the Lipper(TM) Optimal Growth Index. The Trust is registered to offer Class A Shares and Institutional Class Shares of all Funds. As of July 31, 2009, the Institutional Class Shares of the SmartGrowth Funds had not yet commenced operations. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Funds:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2009, there were no fair valued securities.

     The Fund's adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

     The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

          - Level 1 -- quoted prices in active markets for identical investments

          - Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

          - Level 3 -- significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

     The valuation techniques used by the Funds' to measure fair value during the six months ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

     The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds' investments carried at value:

                                                   LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                                 -----------   -------   -------   -----------
SMARTGROWTH(R) LIPPER(TM) OPTIMAL CONSERVATIVE
   INDEX FUND
INVESTMENTS IN SECURITIES
Exchange Traded Funds                            $ 1,298,978     $--       $--     $ 1,298,978
                                                 -----------     ---       ---     -----------
TOTAL INVESTMENTS IN SECURITIES                  $ 1,298,978     $--       $--     $ 1,298,978
                                                 ===========     ===       ===     ===========
SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE
   INDEX FUND
INVESTMENTS IN SECURITIES
Exchange Traded Funds                            $12,366,073     $--       $--     $12,366,073
Short-Term Investment                                116,540      --        --         116,540
                                                 -----------     ---       ---     -----------
TOTAL INVESTMENTS IN SECURITIES                  $12,482,613     $--       $--     $12,482,613
                                                 ===========     ===       ===     ===========

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

                                             LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                                           -----------   -------   -------   -----------
SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH
   INDEX FUND
INVESTMENTS IN SECURITIES
Exchange Traded Funds                      $15,220,412     $--       $--     $15,220,412
Short-Term Investment                           23,882      --        --          23,882
                                           -----------     ---       ---     -----------
TOTAL INVESTMENTS IN SECURITIES            $15,244,294     $--       $--     $15,244,294
                                           ===========     ===       ===     ===========

     In October 2008, the FASB issued Staff Position 157-3, Determining the Fair Value of a Financial Asset in a Market That Is Not Active ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds' approach to valuing financial assets.

     In April 2009, FASB Staff Position No. 157-4 -- Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- Fair Value Measurement. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. FSP 157-4 also requires entities to describe the inputs used in valuation techniques used to measure fair value changes and changes in inputs over the period. FSP 157-4 expands the three level hierarchy disclosure and level three roll-forward disclosure for each major

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of the Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 2 tax year ends), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the exchange traded funds (ETFs) in which they invest. Because each of the ETFs has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

     CLASSES -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid annually by the Funds. Any net realized capital gains are distributed to shareholders at least annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than 7 days. For the six months ended July 31, 2009, the SmartGrowth(R) Lipper(TM) Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund retained $0, $101 and $0, respectively, in redemption fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

     PAYMENT BY AFFILIATE -- During the year ended January 31, 2009, the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund was reimbursed by the adviser for losses incurred of $6,415 due to the purchase of shares in a specific company in excess of the amount permitted under applicable Securities and Exchange Commission rules. The reimbursement had no impact on the Fund's total return.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:

     0.10% on the first $500 million of the Funds' average daily net assets;

     0.08% between $500 million and $2 billion of the Funds' average daily net assets; and

     0.06% on the Fund's average daily net assets over $2 billion.

The Funds are subject to a minimum annual administration fee of $90,000 per fund.

The Trust and Distributor are parties to a Distribution Plan dated May 31, 2000, amended and restated on November 16, 2004. The Funds have adopted the Distribution Plan (the "Plan") for Class A Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Funds' average net assets attributable to Class A Shares as compensation for distribution services.

UMB Fund Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, Hennion & Walsh Asset Management, Inc. (the "Adviser"), provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate of 0.50% of each Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Funds' total annual operating expenses from exceeding 1.50% of the Class A shares average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years after the expense was incurred it becomes unnecessary for the Adviser to make expense limitation reimbursements, the Board

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

may permit the Adviser to retain the difference between the "Total Annual Fund Operating Expenses" and 1.50% to recapture any of its prior fee reductions or expense reimbursements. At July 31, 2009, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Funds was $182,028, $419,418, and $657,957 for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, respectively.

The Adviser has entered into a licensing agreement with Lipper(TM) to obtain the right to offer shares of a registered investment company that pursues an investment program that seeks to track certain Lipper(TM) Indices and to obtain information and assistance from Lipper(TM) to facilitate the operations of the Funds. Fees payable to Lipper(TM) under this agreement are paid by the Adviser and not by the Funds.

6. INVESTMENT TRANSACTIONS:

For the six months ended July 31, 2009, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments were:

                                                             PURCHASES       SALES
                                                            -----------   -----------
SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund   $ 2,358,504   $ 1,610,247
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund        24,212,442    17,482,192
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund          32,782,250    29.822,934

There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

Each of the Funds has a tax year that ends on December 31. The following tax disclosure is representative as of December 31, 2008, except for the tax character of distributions and federal tax cost and aggregate tax gross unrealized appreciation and depreciation on investments. Permanent book and tax differences resulted in the following reclassifications. These differences are due to reclass of distributions and investments in partnerships and grantor trust securities. These reclassifications had no impact on the net assets or net asset value of the Funds.

                                               UNDISTRIBUTED
                                    PAID-IN   NET INVESTMENT   ACCUMULATED NET
                                    CAPITAL       INCOME        REALIZED LOSS
                                    -------   --------------   ---------------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund            $  4       $  8,928         $  (8,932)
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                 161         55,115           (55,276)
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                    --        262,274          (262,274)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

                                                 LONG-TERM
                                     ORDINARY     CAPITAL
                                      INCOME        GAIN       TOTAL
                                    ----------   ---------   ----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund
   2009                             $   58,810    $ 1,353    $   60,163
   2008                                  2,001         --         2,001
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund
   2009                                599,323     12,617       611,940
   2008                                 19,663         --        19,663
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund
   2009                              1,891,106     29,185     1,920,291
   2008                                 41,079         --        41,079

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

As of December 31, 2008 the components of distributable earnings on a tax basis were as follows:

                                  SMARTGROWTH(R)      SMARTGROWTH(R)       SMARTGROWTH(R)
                               LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL   LIPPER(TM) OPTIMAL
                                  CONSERVATIVE           MODERATE             GROWTH
                                   INDEX FUND          INDEX FUND           INDEX FUND
                               ------------------   ------------------   ------------------
Undistributed Ordinary
   Income                           $  7,847           $  46,287            $   256,014
Capital Loss
   Carryforwards                     (33,987)           (266,723)            (2,841,744)
Post October Losses                     (191)                 --                     --
Net Unrealized Depreciation          (67,919)           (696,562)            (2,000,697)
                                    --------           ---------            -----------
Total Distributable Earnings        $(94,250)          $(916,998)           $(4,586,427)

Post-October losses represent losses realized on investment transactions from November 1, 2008 through December 31, 2008 that, in accordance with Federal income tax regulations, the Funds may differ and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains. As of December 31, 2008, the Funds had the following capital loss carryforwards:

                                      YEARS
                                    EXPIRING     AMOUNTS
                                    --------   ----------
SmartGrowth(R) Lipper(TM) Optimal
   Conservative Index Fund            2016     $   33,987
SmartGrowth(R) Lipper(TM) Optimal
   Moderate Index Fund                2016        266,723
SmartGrowth(R) Lipper(TM) Optimal
   Growth Index Fund                  2016      2,841,744

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at July 31, 2009 were as follows:

     SMARTGROWTH(R)        FEDERAL     APPRECIATED   DEPRECIATED   NET UNREALIZED
         FUNDS             TAX COST     SECURITIES    SECURITIES    DEPRECIATION
----------------------   -----------   -----------   -----------   --------------
SmartGrowth(R)
   Lipper(TM) Optimal
   Conservative Index
   Fund                  $ 1,294,005     $ 42,191     $ (37,218)      $  4,973
SmartGrowth(R)
   Lipper(TM) Optimal
   Moderate Index Fund    12,379,500      454,894      (351,781)       103,113
SmartGrowth(R)
   Lipper(TM) Optimal
   Growth Index Fund      14,937,127      804,646      (497,479)       307,167

8. OTHER:

At July 31, 2009, the percentage of total shares outstanding held by shareholders for the SmartGrowth(R) Lipper(TM) Optimal Conservative Index Fund, the SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund and the SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund, which were comprised of omnibus accounts that were held on behalf of several individual shareholders, was as follows:

                                                          NO. OF          %
                                                       SHAREHOLDERS   OWNERSHIP
                                                       ------------   ---------
SmartGrowth(R) Lipper(TM) Optimal Moderate Index Fund        1            23%
SmartGrowth(R) Lipper(TM) Optimal Growth Index Fund          1            15%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on the Trust's experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

9. SUBSEQUENT EVENT:

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through September 28, 2009, the date the financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

Note: Because the hypothetical return is set at 5% for comparison purposes --NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                             BEGINNING     ENDING                  EXPENSE
                                              ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                                               VALUE       VALUE       EXPENSE      DURING
                                              02/01/09    07/31/09     RATIOS     PERIOD(1)
                                             ---------   ---------   ----------   ---------
SMARTGROWTH(R) LIPPER(TM) OPTIMAL
   CONSERVATIVE INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES                               $1,000.00   $  990.20      1.50%       $7.40
HYPOTHETICAL 5% RETURN
CLASS A SHARES                                1,000.00    1,017.36      1.50         7.50

SMARTGROWTH(R) LIPPER(TM) OPTIMAL MODERATE
   INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES                               $1,000.00   $  995.00      1.50%       $7.42
HYPOTHETICAL 5% RETURN
CLASS A SHARES                                1,000.00    1,017.36      1.50         7.50

SMARTGROWTH(R) LIPPER(TM) OPTIMAL GROWTH
   INDEX FUND
ACTUAL FUND RETURN
CLASS A SHARES                               $1,000.00   $1,024.60      1.50%       $7.53
HYPOTHETICAL 5% RETURN
CLASS A SHARES                                1,000.00    1,017.36      1.50         7.50


(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund II (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Funds may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on May 19-20, 2009, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Fund service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, personnel and investment approach. The representative also discussed the Adviser's best execution practices. The representative also reviewed each Fund's current and historical portfolio composition and the types of securities included in the indexes that the Funds tracked. The

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Board was provided with information regarding each of the Fund's performance since the Advisory Agreement was last renewed, as well as information regarding each Fund's performance since its inception. The Board also compared the Funds' performance to their respective benchmark indices and other similar mutual funds over various periods of time. The Adviser provided information regarding and led a discussion of factors impacting the performance of each Fund over the past year, focusing on its investment process and

THE ADVISORS' INNER CIRCLE FUND II                          SMARTGROWTH(R) FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

current market conditions. The Board considered each Fund's performance compared to a benchmark index and a Lipper Classification for various trailing periods, noting that each Fund had outperformed its benchmark index and Lipper Classification for various periods. Based on this information, the Board concluded that it was satisfied with the investment results that the Adviser had been able to achieve for the Funds.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fees payable by the Funds were reasonable, the Trustees reviewed a report of the advisory fees paid by each Fund to the Adviser, and the fee waivers that the Adviser had made over the period. The Trustees noted that each Fund's total fees and expenses, after waivers, were within the range of fees and expenses incurred by other respective peer funds. The Trustees also reviewed the costs and other expenses incurred by the Adviser in providing advisory services and the resulting profits realized by the Adviser from its relationship with the Funds, and concluded that such profit was not excessive. The Trustees also reviewed reports comparing the expense ratios and advisory fees paid by the Funds to those paid by other comparable mutual funds and concluded that the advisory fees appeared reasonable in light of the services rendered and were the result of arm's length negotiations. The Trustees also considered the Adviser's commitment to managing the Funds and its willingness to continue its expense limitations and fee waiver arrangements with the Funds. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Funds; and (c) agreed to renew the Advisory Agreement for another year.

                                     NOTES

                                     NOTES

                                     NOTES

                              SMARTGROWTH(R) FUNDS
                                  P.O. Box 2085
                            Milwaukee, WI 53201-2085
                                 1-888-465-5722

                               INVESTMENT ADVISER:
                     Hennion & Walsh Asset Management, Inc.
                         2001 Route 46, Waterview Plaza
                              Parsippany, NJ 07054

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

         This information must be preceded or accompanied by a current prospectus for the Funds described.

HWM-SA-001-0300

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust adopted procedures, effective February 23, 2005, by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson, President

Date: October 5, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: October 5, 2009